Earnings (Loss) per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Unit Options to Purchase Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities		74,200
Options to Purchase Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities	3,193,072